FEDERATED SHORT-TERM INCOME FUND
(A portfolio of Federated Income Securities Trust)

Class Y Shares
--------------------------------------------------------------------------------
Supplement to Prospectus dated July 31, 2005.

Effective April 28, 2006.

I. Please replace the last two paragraphs under the section entitled "What Do Shares Cost?" with the following:

       The required minimum initial investment for Fund Shares is $100,000. There is no required minimum subsequent investment amount.
       An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.


Federated Securities Corp., Distributor

Cusip 458810603

34646 (4/06)

                                                      April 12, 2006







FEDERATED SHORT-TERM INCOME FUND
(A portfolio of Federated Income Securities Trust)

Class A Shares
Institutional Shares
Institutional Service Shares
--------------------------------------------------------------------------------
Supplement to Prospectuses dated June 30, 2005.

Effective April 28, 2006.

The following applies to the Class A Shares prospectus:


1. Under the section entitled "What Do Shares Cost?" please replace the first paragraph under the sales charge chart with the following:

       The Fund also offers, by separate prospectuses, additional classes of Shares which may be preferable for investors purchasing $25,000 or more. For more information concerning the additional share classes, contact your investment professional or call 1-800-341-7400.



The following applies to the Institutional Shares prospectus:


1. Please replace the last two paragraphs under the section entitled "What Do Shares Cost?" with the following:

       The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.
       An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

2. Please replace the first paragraph under the section entitled "How is the Fund Sold?" with the following:

       The Fund offers four Share classes: Class A Shares, Institutional Shares, Institutional Service Shares and Class Y Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Shares. All Share classes have different expenses which affect their performance. The Fund also offers, by separate prospectus, an additional class of Shares which may be preferable for investors purchasing $100,000 or more. Contact your investment professional or call 1-800-341-7400 for more information concerning the other classes.



The following applies to the Institutional Service Shares prospectus:


1. Please replace the last two paragraphs under the section entitled "What Do Shares Cost?" with the following:

       The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.
       An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

2. Please replace the first paragraph under the section entitled "How is the Fund Sold?" with the following:

       The Fund offers four Share classes: Class A Shares, Institutional Shares, Institutional Service Shares and Class Y Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Service Shares. All Share classes have different expenses which affect their performance. The Fund also offers, by separate prospectus, an additional class of Shares which may be preferable for investors purchasing $100,000 or more. Contact your investment professional or call 1-800-341-7400 for more information concerning the other classes.



                                                                  April 12, 2006

Federated Securities Corp., Distributor


Cusip 31420C209

Cusip 31420C308

Cusip 31420C 79 5

34649 (4/06)